Note 8 - Operating Lease Right-of-use Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Note 8 - Operating Lease Right-of-use Assets and Liabilities
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
12-month period ending December 31,	Amount
2026	$43,735
Total	$43,735
Discount based on incremental borrowing rate	(4,580)
Operating lease liabilities, including current portion	$39,155